ACQUISITIONS (Details 12) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	0 Months Ended		12 Months Ended
	Jul. 31, 2013	Jan. 02, 2013 Pactera Financial Solutions	Dec. 31, 2013 Pactera Financial Solutions	Dec. 31, 2013 Pactera Financial Solutions Nonvested shares
ACQUISITIONS
Nonvested shares granted to key employees (as a percent)				33.30%
Nonvested shares granted to key employees				1,000,000
Ownership interest acquired (as a percent)		33.30%
Total consideration		$ 6,294
Cash consideration paid	9,004	2,773
Consideration paid through vested nonvested shares		227
Potential consideration payable			$ 3,294